Goodwill, Core Deposit Intangible and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill, Core Deposit Intangible and Other Intangible Assets

Note 9—Goodwill, Core Deposit Intangible and Other Intangible Assets

The following table summarizes the changes in the Company’s goodwill and core deposit intangible assets for the nine months ended September 30, 2017 and 2016:

	Nine Months Ended September 30,
	2017		2016
	Goodwill	Core Deposit Intangible	Goodwill	Core Deposit Intangible
Beginning balance	$51,975	$19,776	$25,688	$22,275
Amortization or accretion	—	(2,293)	—	(2,228)
Ending balance	$51,975	$17,483	$25,688	$20,047
Accumulated amortization or accretion	N/A	$12,703	N/A	$9,653
Weighted average remaining amortization or accretion period	N/A	5.8 Years	N/A	6.8 Years

The Company had other intangible assets of $39,000 and $50,000 as of September 30, 2017 and December 31, 2016, respectively, related to trademark-related transactions.

The following table presents the estimated amortization expense for core deposit intangible and other intangible assets recognized at September 30, 2017:

Estimated Amortization
2017	$767
2018	3,060
2019	3,050
2020	3,027
2021	3,017
Thereafter	4,601
Total	$17,522

Note 10—Goodwill, Core Deposit Intangible and Other Intangible Assets

        The Company's annual goodwill test was performed as of November 30, 2016. The Company determined that no impairment existed as of that date. Refer to Note 1—Business and Summary of Significant Accounting Policies for discussion of goodwill.

        The following table summarizes the changes in the Company's goodwill and core deposit intangible assets for the years ended December 31, 2016 and 2015:

	2016		2015
	Goodwill	Core Deposit Intangible	Goodwill	Core Deposit Intangible
Beginning balance	$25,688	$22,275	$25,613	$25,245
Additions	26,287	486	75	—
Amortization or accretion	—	(2,985)	—	(2,970)

Ending balance	$51,975	$19,776	$25,688	$22,275

Accumulated amortization or accretion	N/A	$10,410	N/A	$7,425
Weighted average remaining amortization or accretion period	N/A	6.6 Years	N/A	7.5 Years

        The Company has other intangible assets of $50,000 and $51,000 as of December 31, 2016 and 2015, respectively, related to trademark-related transactions. The increases in goodwill and core deposit intangible for the year ended December 31, 2016 resulted from the Ridgestone acquisition. The increase in goodwill during the year ended December 31, 2015 resulted in a measurement period adjustment related to finalizing the fair values of certain assets acquired and certain liabilities assumed in a business combination that occurred during 2014.

        The following table presents the estimated amortization expense for core deposit intangible and other intangible assets recognized at December 31, 2016:

Estimated Amortization
2017	$3,072
2018	3,061
2019	3,050
2020	3,024
2021	3,017
Thereafter	4,602
Total	$19,826